Income Taxes - Deferred tax assets (liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets
Tax basis deferred policy acquisition costs	$ 110	$ 79
VOBA and reserves	716	567
Net operating loss carryover	25	102
Employee benefits	7	7
Foreign tax credit carryover	16	18
Net unrealized loss on investments	4	0
Deferred reinsurance gain	187	198
Other	0	12
Total deferred tax assets	1,065	983
Deferred Tax Liabilities
Investment related items	(449)	(145)
Net unrealized gains on investments	0	(360)
Other	(13)	0
Total deferred tax liabilities	(462)	(505)
Net deferred tax asset	$ 603	$ 478